MERRILL LYNCH
GLOBAL
RESOURCES
TRUST








FUND LOGO








Quarterly Report

April 30, 1997




This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Trust unless accompanied or preceded by the Trust's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch
Global Resources Trust
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper




MERRILL LYNCH GLOBAL RESOURCES TRUST


DEAR SHAREHOLDER


The environment for investments in the natural resources industries was mixed for the three-month period ended April 30, 1997. Investor sentiment for the resource sector was initially boosted by surprisingly strong growth in the US economy. Preliminary estimates show US first quarter 1997 gross domestic product grew at a robust 5.6%. While economic growth in the rest of the industrialized nations was less robust, investors remained hopeful that monetary policy would support an acceleration of economic activity in these markets. This environment of moderate global economic growth and modest inflation pressures encouraged expectations of an extended economic cycle, which would be positive for the demand outlook for many basic materials.

In response, industrial commodity prices generally trended higher, and the share prices of base metals, paper and chemical companies posted solid gains. However, this positive sentiment cooled somewhat in March and April, as rising US interest rates led investors to question the sustainability of economic growth rates. Shares of base metals, paper and chemical stocks partially retraced some of their earlier gains, as these economically sensitive groups suffered from expectations of a slowdown in economic activity. Gold shares fell throughout the April quarter as reduced inflationary expectations led to further declines in the gold price. Gold shares also suffered from the negative investor sentiment surrounding Bre-X Minerals Ltd., a Canadian-based gold exploration company, which disclosed in late March that the amount of gold at its Busang property in Indonesia might have been overstated. Subsequent testing on this property showed it to be uneconomically feasible to develop. Energy-related stocks generally declined over the quarter as both oil and natural gas prices fell sharply in response to rising inventory levels. Share prices of exploration and production companies, as well as oil service companies were particularly weak.

For the quarter ended April 30, 1997, total returns for the Trust's Class A, Class B, Class C, and Class D Shares were -2.68%, -2.89%, -2.86%, and -2.68%, respectively. (Trust results shown do not reflect sales charges, and would be lower if sales charges were included.
For complete performance information, including average annual total returns, see pages 3--5 of this report to shareholders.)

The Trust's exposure to the paper and forest products sector contributed positively to returns during the quarter ended April 30, 1997. Share prices of companies in this area underperformed our investment universe for the past two years as commodity prices fell significantly from their highs in 1995. Currently, there are some indications that commodity prices may be bottoming. There were several attempts by the industry to implement price increases over the last six months, but these generally failed. The companies are finally responding by announcing production downtime for many paper grades in an attempt to strengthen supply/demand balances. In addition, recent poor pricing is expected to keep capacity additions limited for most paper grades over the next few years. This should allow industry fundamentals to improve as operating rates gradually move higher, thereby giving the industry greater pricing flexibility in the future. There was also an increasing trend toward consolidation in the group which should help support a positive turn in industry prospects. In addition, there are signs that company managements are adopting more shareholder-oriented policies, including share repurchases, debt reduction and an increased focus on the returns from all capital expenditures.

Trust returns also benefited from our significant exposure to the base metals sector. Shares prices of companies in this group rose in response to an improved industry outlook. An acceleration in economic activity boosted the demand for these materials which, in turn, led to declining inventory levels for most base metals, particularly aluminum, copper and zinc. Commodity prices of most base metals rallied in response to this strengthening of industry supply/demand fundamentals. We expect that inventory levels will continue to trend downward over the next 12 months--18 months since demand should remain strong and limited new supply will come on line. This should support a favorable pricing environment for most base metals and could lead to an improved earnings outlook for many producing companies.

Trust returns were hurt by our exposure to gold-mining stocks. Gold shares fell as gold prices suffered from investor concerns about possible increases in the supply of gold to the marketplace and continued low inflation expectations. While we believe that the supply/demand fundamentals in the gold market remain tight, we do not expect gold prices to move substantially higher in the near term. Gold shares also suffered from the negative sentiment surrounding Bre-X Minerals Ltd. While the Trust did not hold any shares in Bre-X Minerals Ltd., the share prices of most gold-mining companies suffered as investors lowered the overall valuations they were willing to put on the reserves and resources of gold mining companies. In the Trust, investments in the gold sector remain focused on low-cost producers with strong production and reserve growth potentials.

In the energy area, Trust returns suffered from our significant exposure to exploration and production companies. Share prices of exploration and production stocks declined as both oil and natural gas prices fell sharply from their highs in January. Energy prices moved higher during the last quarter of 1996, as we moved into the winter heating season with low inventories of both heating oil and natural gas. However, a warmer-than-normal winter helped alleviate these inventory pressures and contributed to the recent price declines. We do not expect oil and natural gas prices to move significantly higher or lower in the near term, as supply/demand fundamentals are reasonably in balance. Investments in the exploration and production sector remain concentrated in companies with attractive relative valuations and strong production and reserves growth potentials.

Investment Activity
During the quarter ended April 30, 1997, there were no significant geographic or industry allocation changes made in the Trust. The Trust's primary investment focus remained in the energy sector, followed by a significant exposure to the base metals sector. In the energy area, we used the strength in the sector early in the quarter as an opportunity to realize profits in several of our exploration and production company holdings. This included the elimination of our positions in Premier Oil Co. PLC and Vastar Resources, Inc., as well as partial sales of positions in many other companies.

We increased our exposure and established a new position in two oil refining companies, Sun Company, Inc. and Ashland Oil Inc., respectively. We expect these companies to benefit from improved refining and marketing margins as well as the continued consolidation occurring in this industry. Both of these companies also have significant financial and corporate restructuring potentials. Outside the energy area, we used the weakness in the gold sector as an opportunity to increase our exposure to some attractively valued intermediate gold producers. New positions established during the April quarter included Getchell Gold Corp., a US-based gold producer with a strong reserve base in Nevada, and William Resources Inc., a Canadian-based gold producer with significant reserves growth potentials in Latin America, Australia and Scandinavia.

In Conclusion
Looking ahead, we continue to be optimistic about the outlook for the natural resource sector. There continues to be uncertainty over the sustainability of recent advances in economic growth, and much debate over the implications of this growth for the financial markets. We remain encouraged by recent positive economic trends and believe we may be moving toward a period of synchronized growth in both the industrialized and developing economies. We expect this to keep the demand for most basic commodities on an upward trend and strengthen fundamental supply/demand prospects for most natural resource-related industries which, in turn, should have positive implications for the earnings of many resource-related companies. We remain positive on the intermediate-term prospects for the natural resource sector and remain fully invested, with cash levels in the Trust at 2.5% of net assets.

We thank you for your investment in Merrill Lynch Global Resources Trust, and we look forward to reviewing our outlook and strategy with you again in our upcoming annual report to shareholders.

Sincerely,







(Arthur Zeikel)
Arthur Zeikel
President

(Peter A. Lehman)
Peter A. Lehman
Vice President and Portfolio Manager



May 21, 1997



PERFORMANCE DATA


About Fund Performance


Investors are able to purchase shares of the Trust through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" tables as well as the total returns and cumulative total re-turns in the "Performance Summary" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Average Annual Total Return


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class A Shares*

Year Ended 3/31/97                         +5.52%         -0.02%
Five Years Ended 3/31/97                   +8.26          +7.10
Inception (10/24/88)
through 3/31/97                            +7.63          +6.94

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class B Shares*

Year Ended 3/31/97                         +4.39%         +0.39%
Five Years Ended 3/31/97                   +7.14          +7.14
Ten Years Ended 3/31/97                    +4.10          +4.11

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return        % Return
                                       Without CDSC    With CDSC**

Class C Shares*

Year Ended 3/31/97                         +4.36%         +3.36%
Inception (10/21/94)
through 3/31/97                            +6.43          +6.43

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0%
  after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without % Return With
                                       Sales Charge    Sales Charge**

Class D Shares*

Year Ended 3/31/97                         +5.27%         -0.26%
Inception (10/21/94)
through 3/31/97                            +7.34          +4.99

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


PERFORMANCE DATA (continued)

Performance Summary--Class A Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed   Dividends Paid*   % Change**
10/24/88--12/31/88                 $12.50       $12.00       $0.049         $0.139         - 2.48%
1989                                12.00        14.89         --            0.378         +27.39
1990                                14.89        14.36        0.039          0.415         - 0.68
1991                                14.36        13.94        0.786          0.471         + 5.91
1992                                13.94        12.89         --            0.238         - 5.87
1993                                12.89        15.19         --            0.138         +19.01
1994                                15.19        15.14         --            0.242         + 1.20
1995                                15.14        16.51         --            0.149         +10.03
1996                                16.51        18.53        0.189          0.230         +14.88
1/1/97--4/30/97                     18.53        18.18         --             --           - 1.89
                                                             ------         ------
                                                       Total $1.063   Total $2.400

                                                    Cumulative total return as of 4/30/97: +83.75%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.

Performance Summary--Class B Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed   Dividends Paid*   % Change**
8/2/85--12/31/85                   $10.00       $ 9.99         --             --           - 0.10%
1986                                 9.99        12.75       $0.280         $0.110         +32.37
1987                                12.75        13.61        1.978          0.181         +21.22
1988                                13.61        12.00        0.340          0.206         - 7.86
1989                                12.00        14.89         --            0.230         +26.09
1990                                14.89        14.37        0.039          0.245         - 1.70
1991                                14.37        13.96        0.786          0.305         + 4.79
1992                                13.96        12.92         --            0.090         - 6.82
1993                                12.92        15.17         --            0.049         +17.83
1994                                15.17        15.16         --            0.035         + 0.15
1995                                15.16        16.51         --            0.002         + 8.92
1996                                16.51        18.55        0.189          0.018         +13.65
1/1/97--4/30/97                     18.55        18.14         --             --           - 2.21
                                                             ------         ------
                                                       Total $3.612   Total $1.471

                                                   Cumulative total return as of 4/30/97: +155.34%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


PERFORMANCE DATA (concluded)

Performance Summary--Class C Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed   Dividends Paid*   % Change**
10/21/94--12/31/94                 $15.93       $15.10         --           $0.052         - 4.88%
1995                                15.10        16.44         --             --           + 8.87
1996                                16.44        18.39       $0.189          0.086         +13.60
1/1/97--4/30/97                     18.39        17.98         --             --           - 2.23
                                                             ------         ------
                                                       Total $0.189   Total $0.138

                                                    Cumulative total return as of 4/30/97: +15.02%**

 *Figures may include short-term capital gains distributions.
**Figures do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.


Performance Summary--Class D Shares
                                     Net Asset Value     Capital Gains
Period Covered                    Beginning     Ending    Distributed   Dividends Paid*   % Change**
10/21/94--12/31/94                 $15.96       $15.14         --           $0.068         - 4.71%
1995                                15.14        16.49         --            0.131         + 9.78
1996                                16.49        18.50       $0.189          0.186         +14.56
1/1/97--4/30/97                     18.50        18.14         --             --           - 1.95
                                                             ------         ------
                                                       Total $0.189   Total $0.385

                                                    Cumulative total return as of 4/30/97: +17.51%**

 *Figures may include short-term capital gains distributions.
**Figures do not include sales charge; results would be lower if sales charge was included.


Recent Performance Results*
                                                                                           12 Month    3 Month
                                                           4/30/97    1/31/97   4/30/96    % Change    % Change
ML Global Resources Trust Class A Shares                   $18.18     $18.68    $18.60     -1.23%(1)    -2.68%
ML Global Resources Trust Class B Shares                    18.14      18.68     18.53     -1.08(1)     -2.89
ML Global Resources Trust Class C Shares                    17.98      18.51     18.45     -1.52(1)     -2.86
ML Global Resources Trust Class D Shares                    18.14      18.64     18.55     -1.18(1)     -2.68
ML Global Resources Trust Class A Shares--Total Return                                     +0.05(2)     -2.68
ML Global Resources Trust Class B Shares--Total Return                                     -0.98(3)     -2.89
ML Global Resources Trust Class C Shares--Total Return                                     -1.03(4)     -2.86
ML Global Resources Trust Class D Shares--Total Return                                     -0.14(5)     -2.68

  *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
(1)Percent change includes reinvestment of $0.189 per share capital gains distributions.
(2)Percent change includes reinvestment of $0.230 per share ordinary income dividend and $0.189 per share capital gains distributions.
(3)Percent change includes reinvestment of $0.018 per share ordinary income dividend and $0.189 per share capital gains distributions.
(4)Percent change includes reinvestment of $0.086 per share ordinary income dividend and $0.189 per share capital gains distributions.
(5)Percent change includes reinvestment of $0.186 per share ordinary income dividend and $0.189 per share capital gains distributions.

SCHEDULE OF INVESTMENTS
                                                                                                                    Percent of
Industries                   Shares Held           Common Stocks                            Cost            Value   Net Assets
Aluminum                          63,000   Alcan Aluminium, Ltd.                       $  1,644,252     $  2,134,125    1.0%
                                  40,000   Alumax, Inc.                                   1,317,446        1,460,000    0.7
                                  17,000   Aluminum Company of America                      891,028        1,187,875    0.6
                                                                                       ------------     ------------  ------
                                                                                          3,852,726        4,782,000    2.3

Chemicals                         16,000   Air Products and Chemicals, Inc.                 720,944        1,148,000    0.6
                                  43,000   BASF AG                                        1,032,477        1,658,621    0.8
                                  17,000   Dow Chemical Co. (The)                         1,171,458        1,442,875    0.7
                                  21,600   duPont (E.I.) de Nemours & Co.                 1,427,401        2,292,300    1.1
                                                                                       ------------     ------------  ------
                                                                                          4,352,280        6,541,796    3.2

Diamonds                          80,000   Aber Resources Ltd.                            1,310,472        1,265,388    0.6
                                 102,700   SouthernEra Resources Ltd.                       621,635          683,589    0.3
                                                                                       ------------     ------------  ------
                                                                                          1,932,107        1,948,977    0.9

Diversified Companies            102,000   Asahi Glass Co., Ltd.                          1,223,974          924,568    0.5
                                  21,000   Ashland Oil Inc.                                 861,562          937,125    0.5
                                  26,500   Coastal Corp.                                    674,667        1,258,750    0.6
                                 105,000   Cyprus Amax Minerals Co.                       2,591,425        2,349,375    1.1
                                  34,000   Freeport-McMoRan Copper & Gold, Inc.
                                           (Class B)                                      1,171,540          990,250    0.5
                                  60,000   Norcen Energy Resources Ltd.                     772,914        1,202,405    0.6
                                  40,000   Occidental Petroleum Corp.                       779,160          885,000    0.4
                                 273,000   RGC Ltd.                                       1,101,112          992,075    0.5
                                                                                       ------------     ------------  ------
                                                                                          9,176,354        9,539,548    4.7

Gold                             699,000   Acacia Resources Ltd.                          1,413,299        1,043,373    0.5
                                 188,600   Amax Gold, Inc.                                1,114,318        1,060,875    0.5
                                  94,500   Ashanti Goldfields Co. Ltd. (GDR)**            2,346,106        1,138,725    0.6
                                 122,500   Cambior Inc.                                   1,625,848        1,472,946    0.7
                                 122,000   Casmyn Corp.                                   1,122,818          884,500    0.4
                                 903,900   Delta Gold N.L.                                1,698,537        1,532,883    0.8
                                 163,200   Driefontein Consolidated Ltd.                  2,534,252        1,367,803    0.7
                                  51,600   Getchell Gold Corp.                            2,312,887        1,980,150    1.0
                                 825,000   Great Central Mines N.L.                       2,473,842        1,587,344    0.7
                                 373,800   Miramar Mining Corp.                           1,900,432        1,324,299    0.6
                                 291,100   Newcrest Mining Ltd.                           1,244,156          866,755    0.4
                                  98,622   Newmont Mining Corp.                           3,800,767        3,414,787    1.7
                                 195,000   Placer Dome Inc.                               4,363,154        3,193,125    1.6
                                 131,500   Prime Resources Group, Inc.                    1,286,428        1,016,461    0.5
                                 860,000   Resolute Ltd.                                  1,813,513        1,579,412    0.8
                                  70,000   Sutton Resources Ltd.                            638,563          626,252    0.3
                                 158,000   TVX Gold Inc.                                  1,272,815          888,750    0.4
                                                                                       ------------     ------------  ------
                                                                                         32,961,735       24,978,440   12.2

Integrated Oil                    39,000   Amerada Hess Corp.                             2,102,507        1,896,375    0.9
Companies--Domestic               23,000   Amoco Corp.                                    1,286,505        1,923,375    1.0
                                                                                       ------------     ------------  ------
                                                                                          3,389,012        3,819,750    1.9


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industries                   Shares Held           Common Stocks                            Cost            Value   Net Assets
Integrated Oil                   419,000   British Petroleum Co., PLC                  $  1,696,187     $  4,817,628    2.4%
Companies--                       61,300   Ente Nazionale Idrocarburi S.p.A
International                              (ENI) (ADR)*                                   2,865,775        3,126,300    1.5
                                   8,800   OMV AG                                           933,582          960,131    0.5
                                 149,800   Petro-Canada                                   1,635,043        2,452,975    1.2
                                  56,100   Repsol, S.A.                                   1,626,686        2,354,948    1.1
                                  46,100   Societe Nationale Elf Aquitaine (ADR)*         1,691,817        2,241,613    1.1
                                  49,100   Total, S.A. (Class B)                          3,027,154        4,071,687    2.0
                                  75,000   Yacimientos Petroliferos Fiscales S.A.
                                           (ADR)*                                         1,831,426        2,071,875    1.0
                                                                                       ------------     ------------  ------
                                                                                         15,307,670       22,097,157   10.8

Metals & Mining                   56,900   ASARCO Inc.                                    1,644,835        1,621,650    0.8
                               1,558,000   Centaur Mining & Exploration Ltd.              2,347,920        2,069,881    1.0
                                 106,100   Falconbridge Ltd.                              2,349,146        2,202,190    1.1
                                  38,800   Inco Ltd.                                      1,284,094        1,241,600    0.6
                                 316,800   Industrias Penoles, S.A. de C.V.               1,391,890        1,482,945    0.7
                               2,470,000   M.I.M. Holdings Ltd.                           5,396,407        3,223,609    1.6
                                 184,159   Minsur S.A.                                      597,621          758,342    0.4
                                 446,000   Mitsubishi Materials Corp.                     2,245,661        1,666,304    0.8
                                  99,400   Noranda Inc.                                   1,869,535        2,098,697    1.0
                                 120,000   Outokumpu OY                                   2,192,723        2,296,507    1.1
                                  53,100   P.T. Tambag Timah (GDR)**                        661,263          876,150    0.4
                                 754,500   Pasminco Ltd.                                  1,010,576        1,438,726    0.7
                                  27,200   Phelps Dodge Corp.                             1,586,473        2,087,600    1.0
                                 615,000   QNI Ltd.                                       1,235,188        1,143,882    0.6
                                 221,100   RTZ Corp. PLC (The)                            2,882,679        3,518,851    1.7
                                  32,000   Rio Algom Ltd.                                   619,108          813,055    0.4
                               1,627,000   Savage Resources Ltd.                          1,224,204        1,589,376    0.8
                                 222,000   Savage Resources Ltd. (Warrants)(a)               29,591           48,578    0.0
                                 275,000   Sumitomo Metal Mining Co. Ltd.                 2,291,588        1,842,437    0.9
                                 121,000   Trelleborg 'B' Fria                            1,642,175        1,890,263    0.9
                                 703,400   WMC Ltd.                                       4,171,867        4,177,774    2.1
                                 233,000   Westmin Resources Ltd.                         1,221,705        1,075,616    0.5
                                 652,300   William Resources Inc.                           659,855          592,915    0.3
                                                                                       ------------     ------------  ------
                                                                                         40,556,104       39,756,948   19.4

Oil & Gas Producers               92,000   Apache Corp.                                   2,453,418        3,128,000    1.5
                                  76,000   Benton Oil & Gas Co.                           1,159,000        1,111,500    0.6
                                 260,000   Chauvco Resources, Ltd.                        3,011,394        3,591,469    1.8
                                  53,500   Chieftain International Inc.                   1,193,792        1,070,000    0.5
                                 183,200   Enserch Exploration Inc.                       1,779,675        1,625,900    0.8
                                 205,400   Enterprise Oil PLC                             1,384,374        2,028,103    1.0
                                 388,400   Gulf Canada Resources Ltd.                     2,908,508        3,155,750    1.6
                                  38,300   Louisiana Land and Exploration
                                           Co. (The)                                      1,566,743        1,915,000    0.9
                                 111,600   Mitchell Energy & Development Corp.
                                           (Class B)                                      2,267,579        2,134,350    1.0
                                 134,500   Northrock Resources Ltd.                       1,078,782        1,501,718    0.7
                                  95,000   Oryx Energy Co.                                1,588,361        1,900,000    0.9
                                  20,500   Pancanadian Petroleum Ltd.                       777,815          825,311    0.4
                                 333,000   Ranger Oil Ltd.                                2,214,330        3,330,000    1.6
                                  53,100   Sonat Inc.                                     1,898,978        3,033,337    1.5
                                                                                       ------------     ------------  ------
                                                                                         25,282,749       30,350,438   14.8


SCHEDULE OF INVESTMENTS (continued)
                                                                                                                    Percent of
Industries                   Shares Held           Common Stocks                            Cost            Value   Net Assets
Oil Services                      66,200   Coflexip Stena Offshore, Inc. (ADR)*        $  1,405,958     $  1,779,125    0.9%
                                  20,600   IHC Caland N.V.                                  429,084        1,017,049    0.5
                                  39,600   Petroleum Geo-Services ASA (ADR)*              1,157,072        1,524,600    0.7
                                  18,000   Schlumberger Ltd.                              1,030,561        1,993,500    1.0
                                  53,400   Smedvig ASA (ADR)*                             1,134,750        1,248,225    0.6
                                  37,500   Transocean Offshore Drilling Inc.              2,296,948        2,273,437    1.1
                                                                                       ------------     ------------  ------
                                                                                          7,454,373        9,835,936    4.8

Paper                             43,500   Stone Container Corp.                            584,423          440,437    0.2

Paper & Pulp                      61,066   Aracruz Celulose S.A. (ADR)*                     489,264        1,152,621    0.6
                                 174,000   Avenor Inc.                                    3,333,459        3,144,503    1.5
                                  85,000   Empresa Nacional de Celulosas
                                           S.A. (ENCE)                                    1,253,909        1,417,346    0.7
                                  40,900   Georgia-Pacific Corp.                          2,594,015        3,190,200    1.6
                                  31,400   International Paper Co.                        1,181,729        1,326,650    0.6
                                  35,000   James River Corp.                              1,083,508        1,045,625    0.5
                                 341,400   Metsa Serla OY 'B'                             2,940,292        2,560,894    1.2
                                  53,500   Mo Och Domsjo AB Co.                           1,287,297        1,599,917    0.8
                                 326,496   Slocan Forest Products Ltd.                    2,870,774        3,084,560    1.5
                                  70,000   Weyerhaeuser Co.                               2,968,850        3,202,500    1.6
                                  31,000   Willamette Industries, Inc.                    1,165,375        1,976,250    1.0
                                                                                       ------------     ------------  ------
                                                                                         21,168,472       23,701,066   11.6

Petroleum Refining                83,000   Sun Company, Inc.                              2,213,707        2,272,125    1.1
                                 250,000   Total Petroleum (North America), Ltd.          3,028,198        2,500,000    1.2
                                                                                       ------------     ------------  ------
                                                                                          5,241,905        4,772,125    2.3

Plantations                      717,000   Golden Hope Plantations BHD                    1,325,785        1,136,916    0.6
                                 578,000   Kuala Lumpur Kepong BHD                          790,865        1,496,813    0.7
                                                                                       ------------     ------------  ------
                                                                                          2,116,650        2,633,729    1.3

Steel                            472,000   British Steel PLC                              1,240,738        1,088,470    0.5
                                 553,000   Kobe Steel Ltd.                                1,612,841        1,006,881    0.5
                                  46,000   Koninklijke Nederlandsche
                                           Hoogovens en Staalfabrienken N.V.              2,010,691        2,101,103    1.0
                                 769,000   Nippon Steel Corp.                             2,618,321        2,194,199    1.1
                               1,262,000   Sumitomo Metal Industries, Ltd.                4,094,148        3,143,312    1.5
                                                                                       ------------     ------------  ------
                                                                                         11,576,739        9,533,965    4.6

Wood Products                     92,500   Louisiana-Pacific Corp.                        2,943,595        1,722,812    0.9
                                 114,600   Pacific Forest Products Ltd.                   1,266,412        1,886,487    0.9
                                 146,100   Riverside Forest Products Ltd.                 2,401,223        1,631,234    0.8
                                                                                       ------------     ------------  ------
                                                                                          6,611,230        5,240,533    2.6

                                           Total Common Stocks                          191,564,529      199,972,845   97.6

SCHEDULE OF INVESTMENTS (concluded)
                                                                                                                    Percent of
                             Face Amount         Short-Term Securities                      Cost            Value   Net Assets
Repurchase                   $ 5,099,000   H.S.B.C. Securities, purchased on
Agreements***                              4/30/1997 to yield 5.37% to 5/01/1997       $  5,099,000     $  5,099,000    2.5%

                                           Total Short-Term Securities                    5,099,000        5,099,000    2.5

Total Investments                                                                      $196,663,529      205,071,845  100.1
                                                                                       ============
Liabilities in Excess of Other Assets                                                                       (187,869)  (0.1)
                                                                                                        ------------  ------
Net Assets                                                                                              $204,883,976  100.0%
                                                                                                        ============  ======

Net Asset                    Class A--Based on net assets of $19,324,594 and
Value:                                1,062,768 shares of beneficial interest
                                      outstanding                                                       $      18.18
                                                                                                        ============
                             Class B--Based on net assets of $78,957,576 and
                                      4,352,328 shares of beneficial interest
                                      outstanding                                                       $      18.14
                                                                                                        ============
                             Class C--Based on net assets of $2,636,475 and
                                      146,660 shares of beneficial interest
                                      outstanding                                                       $      17.98
                                                                                                        ============
                             Class D--Based on net assets of $103,965,331 and
                                      5,732,047 shares of beneficial interest
                                      outstanding                                                       $      18.14
                                                                                                        ============

  *American Depositary Receipts (ADR).
 **Global Depositary Receipts (GDR).
***Repurchase Agreements are fully collateralized by US Government &
   Agency Obligations.
(a)Warrants entitle the Trust to purchase a predetermined number of shares of common stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.



PORTFOLIO INFORMATION

For the Quarter Ended April 30, 1997

                                    Percent of
Ten Largest Equity Holdings         Net Assets

British Petroleum Co., PLC              2.4%
WMC Ltd.                                2.1
Total, S.A. (Class B)                   2.0
Chauvco Resources, Ltd.                 1.8
RTZ Corp. PLC (The)                     1.7
Newmont Mining Corp.                    1.7
Ranger Oil Ltd.                         1.6
M.I.M. Holdings Ltd.                    1.6
Weyerhaeuser Co.                        1.6
Placer Dome Inc.                        1.6


Additions

Ashland Oil Inc.
Benton Oil & Gas Co.
Casmyn Corp.
Freeport-McMoRan Copper & Gold, Inc. (Class B)
Getchell Gold Corp.
James River Corp.
SouthernEra Resources Ltd.
Stone Container Corp.
Sutton Resources Ltd.
William Resources Inc.


Deletions

Canadian Pacific, Ltd.
Premier Oil Co. PLC
Santa Fe Pacific Gold Corp.
Vastar Resources, Inc.



OFFICERS AND TRUSTEES

Arthur Zeikel, President and Trustee
Donald Cecil, Trustee
M. Colyer Crum, Trustee
Edward H. Meyer, Trustee
Jack B. Sunderland, Trustee
J. Thomas Touchton, Trustee
Terry K. Glenn, Executive Vice President
Norman R. Harvey, Senior Vice President
Donald C. Burke, Vice President
Edward P. Ix Jr., Vice President
Peter A. Lehman, Vice President and
  Portfolio Manager
Gerald M. Richard, Treasurer

Custodian
The Bank of New York
90 Washington Street, 12th Floor
New York, NY 10286

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863